Investment Objectives and Goals - (Allspring Exchange-Traded Funds Trust)	Sep. 30, 2024
(Allspring SMID Core ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Ultra Short Municipal ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.